Premises and Equipment	12 Months Ended
Dec. 31, 2022
Premises and Equipment
Premises and Equipment

(4) Premises and Equipment

Major classifications of premises and equipment at December 31, 2022 and 2021 are summarized as follows:

(Dollars in thousands)
	2022	2021

Land	$3,851	3,857
Buildings and improvements	18,371	18,359
Furniture and equipment	26,156	25,420
Construction in process	3,028	-

Total premises and equipment	51,406	47,636

Less accumulated depreciation	(33,201)	(31,532)

Total net premises and equipment	$18,205	16,104

The Bank recognized depreciation expense totaling $2.4 million, $2.6 million and $2.5 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The Bank had $85,000 net losses on the sale of and write-downs on premises and equipment for the year ended December 31, 2022.  The Bank had $105,000 net gains on the sale of and write-downs on premises and equipment for the year ended December 31, 2021.  The Bank had no gains or losses on the sale of or write-downs on premises and equipment for the year ended December 31, 2020.